OPERATING SEGMENTS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Segments
Expected losses on financial assets	R$ (1,823)	R$ 151
Expected losses on financial assets other	(1,974)	1,268
Business models/effective interest rate/others	3,103	1,691
Business models/effective interest rate/others assets	8	(616)
Insurance contracts	1,835	(1,347)
Insurance contracts other	(20)	(1,746)
Business combination	4,807	4,654
Business combination other	R$ 153	R$ 223